FIXED ASSETS	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
FIXED ASSETS [Text Block]

NOTE 4 – FIXED ASSETS

Fixed assets consisted of the following at:

	December 31,	March 31,
	2013	2013
Equipment	$327,228	$39,897
Less: accumulated depreciation	(27,687)	(1,814)
Fixed assets, net	$299,541	$38,083

Depreciation expense for the three and nine months ended December 31, 2013 was $16,534 and $25,872, respectively.

NOTE 4 – FIXED ASSETS

Fixed assets consisted of the following at March 31, 2013:

Equipment	$39,897
Less: accumulated depreciation	(1,814)
Fixed assets, net	$38,093

Depreciation expense for the period from Inception (June 19, 2012) to March 31, 2013 was $1,814.

Repairs and maintenance expense for the period from Inception (June 19, 2012) to March 31, 2013 was $361.